1674                               FORM N-SAR                             40,419

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending
                                     -----------------------------

             or fiscal year ending      12/31/08
                                     -----------------------------

Is this a transition report? (Y/N)                N
                                     -----------------------------

Is this an amendment to a previous filing? (Y/N)  N
                                                 -----------------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:        Separate Account of USAA Life Insurance Company
     B. File Number: 811-       8670
     C. Telephone Number:       1-800-531-8000

2.   A. Street:    9800 Fredericksburg Road
     B. City:      San Antonio         C. State: TX  D. Zip Code: 78288 Zip Ext:
     E. Foreign Country:                             Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)          N
                                                                ----------------

4.   Is this the last filing on this form by Registrant? (Y/N)           N
                                                                ----------------
5.   Is Registrant a small business investment company (SBIC)? (Y/N)     N
     [If answer is "Y" (Yes), complete only items 89 though 110.]    -----------

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
     [If answer is "Y" (Yes), complete only items 111 though 132.]--------------

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)      N
     [If answer is "N" (No), go to item 8.]                         ------------

     B. How many separate series or portfolios did Registrant have at
     the end of the period?                                              -------

Federal Securities Law Reports                                            51,602

1674                               FORM N-SAR                             40,465

For period ending     12/31/08                 If filing more than one
                   -------------------         Page 47, "X" box         [  ]
File number 811-       8670
                   -------------------

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:
                                 USAA Life Insurance Company
                                 ---------------------------

     B. [/] File Number (If any):
                                 ---------------------------

     C. [/] City:  San Antonio   State: TX    Zip Code:  78288   Zip Ext:
                  ---------------       ------          ------            ------

        [/] Foreign Country:                        Foreign Postal Code:
                                 -------------------                      ------

111. A. [/] Depositor Name:
                                 ---------------------------

     B. [/] File Number (If any):
                                 ---------------------------

     C. [/] City:                State:       Zip Code:          Zip Ext:
                  ---------------       ------          ---------         ------

        [/] Foreign Country:                        Foreign Postal Code:
                             -----------------------                      ------

111. A. [/] Sponsor Name:        USAA Life Insurance Company
                                 ---------------------------

     B. [/] File Number (If any):
                                 ---------------------------

     C. [/] City:  San Antonio   State: TX    Zip Code:  78288   Zip Ext:
                  ---------------       ------          ------            ------

        [/] Foreign Country:                        Foreign Postal Code:
                                 -------------------                      ------

111. A. [/] Sponsor Name:
                                 ---------------------------

     B. [/] File Number (If any):
                                 ---------------------------

     C. [/] City:                State:       Zip Code:          Zip Ext:
                  ---------------       ------          ---------         ------

        [/] Foreign Country:                        Foreign Postal Code:
                                 -------------------                      ------

Federal Securities Law Reports                                            51,602

40,466                     INVESTMENT COMPANIES--FORMS

For period ending     12/31/08                 If filing more than one
                   -------------------         Page 48, "X" box         [  ]
File number 811-      8670
                   -------------------

113. A. [/] Trustee Name:        USAA Life Insurance Company
                                 -----------------------------------------------

     B. [/] City:\ San Antonio   State:  TX   Zip Code:  78288   Zip Ext:
                   ---------------       ------          -----            ------

        [/] Foreign Country:                        Foreign Postal Code:
                                 -------------------                      ------

113. A. [/] Trustee Name:
                                 -----------------------------------------------

     B. [/] City:                State:       Zip Code:          Zip Ext:
                  ---------------       ------          ---------         ------

        [/] Foreign Country:                        Foreign Postal Code:
                                 -------------------                      ------

114. A. [/] Principal Underwriter Name: USAA Investment Management Company
                                        ----------------------------------------

     B. [/] File Number (If any):       41241
                                 ---------------------------

     C. [/] City:  San Antonio   State:  TX   Zip Code:  78288   Zip Ext:
                   ---------------       ------          -----            ------

        [/] Foreign Country:                        Foreign Postal Code:
                                 -------------------                      ------

114. A. [/] Principal Underwriter Name:
                                      ------------------------------------------

     B. [/] File Number (If any):
                                  --------------------------

     C. [/] City:                State:       Zip Code:          Zip Ext:
                  ---------------       ------          ---------         ------

        [/] Foreign Country:                        Foreign Postal Code:
                                 -------------------                      ------

115. A. [/] Independent Public Accountant Name:     Ernst & Young, LLP
                                              ----------------------------------

     C. [/] City:  San Antonio   State:  TX   Zip Code:  78205   Zip Ext:
                   ---------------       ------          -----            ------

        [/] Foreign Country:                        Foreign Postal Code:
                                 -------------------                      ------

115. A. [/] Independent Public Accountant Name:
                                              ----------------------------------

     C. [/] City:                State:       Zip Code:          Zip Ext:
                  ---------------       ------          ---------         ------

        [/] Foreign Country:                        Foreign Postal Code:
                                 -------------------                      ------

51,602

1674                               FORM N-SAR                             40,467

For period ending     12/31/08                 If filing more than one
                   -------------------         Page 49, "X" box         [  ]
File number 811-      8670
                   -------------------

116. Family of investment companies information

     A. [/] Is Registrant part of a family of
            investment companies? (Y/N)                                    N
                                  ------------------------------------- --------
                                                                          Y/N

     B. [/] Identify the family in 10 letters
                                              - - - - - - - - - -

               (NOTE: In filing this form, use this identification consistently for all investment companies in a family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an
            insurance company? (Y/N)                                       Y
                                       -------------------------------- --------
                                                                          Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)                              Y
                                              ------------------------- --------
                                                                          Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)               N
                                                            ----------- --------
                                                                          Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)                N
                                                           ------------ --------
                                                                          Y/N

     E. [/] Other types of insurance products registered under the
Securities Act of 1933? (Y/N)                                              N
                                 -------------------------------------- --------
                                                                          Y/N

118. [/] State the number of series existing at the end of the period
that had securities registered under the Securities Act of 1933            12
                                                                ------- --------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
the period                                                                 0
            ----------------------------------------------------------- --------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
($000's omitted)                                                       $  N/A
                 ------------------------------------------------------ --------

121. [/] State the number of series for which a current prospectus was
in existence at the end of the period                                      12
                                      --------------------------------- --------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
current period                                                             12
                ------------------------------------------------------- --------

Federal Securities Law Reports                                            51,602

40,468                    INVESTMENT COMPANIES -- FORMS

For period ending     12/31/08                 If filing more than one
                   -------------------         Page 50, "X" box         [  ]
File number 811-      8670
                   -------------------

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                                       $ (5,872)
                                    ----------------------------------- --------

124. [/] State the total value of units prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
in the subsequent series) ($000's omitted)                             $  N/A
                                           ---------------------------- --------

125. [/] State the total amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series
of Registrant ($000's omitted)                                         $  N/A
                              ----------------------------------------- --------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
($000's omitted)                                                        $  N/A
                 ------------------------------------------------------ --------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                   Number of           Total Assets           Total Income
                                                   Series              ($000's                Distributions
                                                   Investing           omitted)               ($000's omitted)
A. U.S. Treasury direct issue                          0              $                      $
                                                   ---------           ------------           ----------------
B. U.S. Government agency                              0              $                      $
                                                   ---------           ------------           ----------------
C. State and municipal tax-free                        0              $                      $
                                                   ---------           ------------           ----------------
D. Public utility debt                                 0              $                      $
                                                   ---------           ------------           ----------------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                         0              $                      $
                                                   ---------           ------------           ----------------
F. All other corporate intermed &
   long-term debt                                      0              $                      $
                                                   ---------           ------------           ----------------
G. All other corporate short-term debt                 0              $                      $
                                                   ---------           ------------           ----------------
H. Equity securities of brokers or dealers
   or patents of brokers or dealers                    0              $                      $
                                                   ---------           ------------           ----------------
I. Investment company equity securities                0              $                      $
                                                   ---------           ------------           ----------------
J. All other equity securities                        12              $       4,697          $        0
                                                   ---------           ------------           ----------------
K. Other securities                                    0              $                      $
                                                   ---------           ------------           ----------------
L. Total assets of all series of registrant           12              $       4,697          $        0
                                                   ---------           ------------           ----------------

51,602

1674                               FORM N-SAR                             40,469

For period ending     12/31/08                 If filing more than one
                   -------------------         Page 51, "X" box         [  ]
File number 811-      8670
                   -------------------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
issuer? (Y/N)                                                              N
                ------------------------------------------------------- --------
                                                                          Y/N
        [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                      ------------------------------------------------- --------
                                                                          Y/N
        [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                     ---------------------------------- --------
                                                                          Y/N

131. Total expenses incurred by all series of Registrant during the
current reporting period ($000's omitted)                              $   54
                                           ---------------------------- --------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

             811-8670             811-                811-               811-
                 --------             --------            --------           ------------

             811-                 811-                811-               811-
                 --------             --------            --------           ------------

             811-                 811-                811-               811-
                 --------             --------            --------           ------------

             811-                 811-                811-               811-
                 --------             --------            --------           ------------

             811-                 811-                811-               811-
                 --------             --------            --------           ------------

             811-                 811-                811-               811-
                 --------             --------            --------           ------------

             811-                 811-                811-               811-
                 --------             --------            --------           ------------

             811-                 811-                811-               811-
                 --------             --------            --------           ------------

             811-                 811-                811-               811-
                 --------             --------            --------           ------------

                            [The next page is 40,501]

Federal Securities Law Reports                                            51,602